CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserve CNY (¥)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Deficit CNY (¥)	Non-controlling Interests CNY (¥)	Class B Ordinary Shares shares	USD ($)	CNY (¥)
Balance, Beginning at Dec. 31, 2016	¥ 199	¥ 1,090,991	¥ 6,662	¥ (10,087)	¥ (310,847)	¥ 331			¥ 777,249
Balance, Share Beginning at Dec. 31, 2016 | shares	29,735,166
Share-based compensation expenses		22,927							22,927
Appropriation of statutory reserves			68		(68)
Net loss					(238,996)	(128)			(239,124)
Issuance of ordinary shares upon exercise of share options and restricted stock units	¥ 8	3,083							3,091
Issuance of ordinary shares upon exercise of share options and restricted stock units (in shares) | shares	1,088,662
Consolidation of Hainatianchuang		(9,800)				9,800
Foreign currency translation adjustments, net of tax				(20,452)					(20,452)
Balance, Ending at Dec. 31, 2017	¥ 207	1,107,201	6,730	(30,539)	(549,911)	10,003			543,691
Balance, Share Ending at Dec. 31, 2017 | shares	30,823,828
Share-based compensation expenses		39,026							39,026
Appropriation of statutory reserves			6,173		(6,173)
Net loss					(521,325)	(1,220)			(522,545)
Issuance of ordinary shares upon exercise of share options and restricted stock units	¥ 1	26							27
Issuance of ordinary shares upon exercise of share options and restricted stock units (in shares) | shares	9,562
Purchase of equity shares of Guoxinwangyan						(432)			(432)
Foreign currency translation adjustments, net of tax				(4,957)					(4,957)
Balance, Ending at Dec. 31, 2018	¥ 208	1,146,253	12,903	(35,496)	(1,077,409)	8,351			54,810
Balance, Share Ending at Dec. 31, 2018 | shares	30,833,390						26,289,929
Share-based compensation expenses		52,450							52,450
Net loss					(537,929)	1,040		$ (77,119)	(536,889)
Issuance of ordinary shares through share subscription	¥ 23	73,859							73,882
Issuance of ordinary shares through share subscription (in shares) | shares	3,461,902
Issuance of ordinary shares upon exercise of share options and restricted stock units	¥ 2	397							399
Issuance of ordinary shares upon exercise of share options and restricted stock units (in shares) | shares	281,059
Foreign currency translation adjustments, net of tax				(2,362)				(340)	(2,362)
Balance, Ending at Dec. 31, 2019	¥ 233	¥ 1,272,959	¥ 12,903	¥ (37,858)	¥ (1,615,338)	¥ 9,391		$ (51,382)	¥ (357,710)
Balance, Share Ending at Dec. 31, 2019 | shares	34,576,351						30,032,890